UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-06071

DWS Institutional Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/09

ITEM 1.           REPORT TO STOCKHOLDERS

Cash Reserves Fund Institutional

Semiannual Report
to Shareholders

June 30, 2009

Contents

Cash Reserves Fund Institutional

3 Information About Your Fund's Expenses

5 Portfolio Summary

6 Financial Statements

9 Financial Highlights

10 Notes to Financial Statements

Cash Management Portfolio

16 Investment Portfolio

26 Financial Statements

29 Financial Highlights

30 Notes to Financial Statements

34 Summary of Management Fee Evaluation by Independent Fee Consultant

39 Summary of Administrative Fee Evaluation by Independent Fee Consultant

40 Account Management Resources

41 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and thedefault of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemptionpressures and/or illiquid markets. The actions of a few large investors in the fund may have a significant adverse effect on the share price of the fund. Please read this fund's prospectus for specific details regarding its risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Fund Return*
Beginning Account Value 1/1/09	$ 1,000.00
Ending Account Value 6/30/09	$ 1,003.00
Expenses Paid per $1,000**	$ 1.04
Hypothetical 5% Fund Return*
Beginning Account Value 1/1/09	$ 1,000.00
Ending Account Value 6/30/09	$ 1,023.75
Expenses Paid per $1,000**	$ 1.05
* Expenses include amounts allocated proportionally from the master portfolio.
** Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratio
Cash Reserves Fund Institutional	.21%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio)	6/30/09	12/31/08

Commercial Paper	43%	42%
Time Deposits	18%	13%
Certificates of Deposit and Bank Notes	14%	21%
Government & Agency Obligations	12%	2%
Short-Term Notes	10%	11%
Repurchase Agreements	2%	10%
Municipal Bonds and Notes	1%	1%
	100%	100%
Weighted Average Maturity

Cash Reserves Fund Institutional	58 days	47 days
First Tier Institutional Money Fund Average*	42 days	37 days
* The Fund is compared to its respective iMoneyNet category: First Tier Institutional Money Fund Average — Category includes a widely recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Portfolio's holdings, see page 16. A quarterly Fact Sheet is available upon request. A complete list of the Portfolio's portfolio holdings is posted twice each month on www.dws-investments.com. Portfolio holdings as of the 15th day of each month are posted to the Web site on or after month-end and portfolio holdings as of each month-end are posted to the Web site on or after the 14th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investment in Cash Management Portfolio, at value	$ 3,501,503,607
Receivable for Fund shares sold	663,638
Other assets	408,012
Total assets	3,502,575,257
Liabilities
Distributions payable	314,741
Payable for Fund shares redeemed	3,438,850
Other accrued expenses and payables	163,672
Total liabilities	3,917,263
Net assets, at value	$ 3,498,657,994
Net Assets Consist of
Undistributed net investment income	1,131,958
Accumulated net realized gain (loss)	(2,242,745)
Paid-in capital	3,499,768,781
Net assets, at value	$ 3,498,657,994
Net Asset Value
Net Asset Value, offering and redemption price per share ($3,498,657,994 ÷ 3,499,768,441 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income and expenses allocated from Cash Management Portfolio: Interest	$ 16,412,679
Expenses*	(2,556,896)
Net investment income allocated from Cash Management Portfolio	13,855,783
Expenses: Administration fee	1,966,539
Services to shareholders	120,219
Professional fees	46,589
Trustees' fees and expenses	3,511
Reports to shareholders	26,190
Registration fees	20,704
Temporary guarantee program participation fee	918,401
Other	33,316
Total expenses before expense reductions	3,135,469
Expense reductions	(1,225,974)
Total expenses after expense reductions	1,909,495
Net investment income	11,946,288
Net realized gain (loss) allocated from Cash Management Portfolio	100,591
Net increase (decrease) in net assets resulting from operations	$ 12,046,879
* Advisor reimbursement allocated from Cash Management Portfolio was $657,689 for the six months ended June 30, 2009.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income	$ 11,946,288	$ 130,168,730
Net realized gain (loss)	100,591	(2,304,943)
Net increase (decrease) in net assets resulting from operations	12,046,879	127,863,787
Distributions to shareholders from: Net investment income	(11,976,573)	(129,132,400)
Fund share transactions: Proceeds from shares sold	26,788,723,995	50,579,206,598
Reinvestment of distributions	8,330,833	89,879,427
Cost of shares redeemed	(27,707,056,258)	(51,447,895,625)
Net increase (decrease) in net assets from Fund share transactions	(910,001,430)	(778,809,600)
Increase (decrease) in net assets	(909,931,124)	(780,078,213)
Net assets at beginning of period	4,408,589,118	5,188,667,331
Net assets at end of period (including undistributed net investment income of $1,131,958 and $1,162,243, respectively)	$ 3,498,657,994	$ 4,408,589,118
Other Information
Shares outstanding at beginning of period	4,409,769,871	5,188,579,471
Shares sold	26,788,723,995	50,579,206,598
Shares issued to shareholders in reinvestment of distributions	8,330,833	89,879,427
Shares redeemed	(27,707,056,258)	(51,447,895,625)
Net increase (decrease) in Fund shares	(910,001,430)	(778,809,600)
Shares outstanding at end of period	3,499,768,441	4,409,769,871

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.003	.027	.051	.049	.031	.013
Net realized and unrealized gain (loss)[b]	—	—	—	—	—	—
Total from investment operations	.003	.027	.051	.049	.031	.013
Less distributions from: Net investment income	(.003)	(.027)	(.051)	(.049)	(.031)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	.30**	2.75	5.27	4.99	3.15	1.26
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,499	4,409	5,189	5,456	6,493	6,721
Ratio of expenses before expense reductions, including expenses allocated from Cash Management Portfolio (%)	.30*	.29	.28	.28	.26	.26
Ratio of expenses after expense reductions, including expenses allocated from Cash Management Portfolio (%)	.21*	.19	.18	.16	.18	.18
Ratio of net investment income (%)	.62*	2.86	5.14	4.85	3.08	1.22
[a] For the six months ended June 30, 2009 (Unaudited). [b] Amount is less than $.0005. [c] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Reserves Fund Institutional (the ``Fund'') is a series of DWS Institutional Funds (the ``Trust''), which is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as an open-end management investment company organized as a Massachusetts business trust. The Fund is one of several funds the Trust offers to investors.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, the Cash Management Portfolio (the ``Portfolio''), an open-end management investment company registered under the 1940 Act and advised by Deutsche Investment Management Americas Inc. (``DIMA" or the ``Advisor''). Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Fund's Prospectus and Statement of Additional Information. At June 30, 2009, the Fund owned approximately 12% of the Portfolio.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund determines the valuation of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At December 31, 2008, the Fund had a net tax basis capital loss carryforward of approximately $2,343,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2014 ($38,000) and December 31, 2016 ($2,305,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2008, and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Fees and Transactions with Affiliates

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor") is an indirect, wholly owned subsidiary of Deutsche Bank AG, and the Advisor for the master portfolio.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2009 through May 13, 2010, DIMA has contractually agreed to waive all or a portion of its Administration Fee and reimburse or pay certain operating expenses of the Fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the operating expenses at 0.18% of the Fund's average daily net assets, including expenses of the Portfolio.

For the six months ended June 30, 2009, the Advisor waived a portion of its Administration Fee as follows:

	Total Aggregated	Waived	Unpaid at June 30, 2009	Annualized Effective Rate
Cash Reserves Fund Institutional	$ 1,966,539	$ 1,124,215	$ 108,159.04%

In addition, for the six months ended June 30, 2009, the Advisor reimbursed the Fund $23 of sub-recordkeeping expense.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2009, the amount charged to the Fund by DISC aggregated $101,736, all of which was waived.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2009, the amount charged to the Fund by DIMA included in Statement of Operations under "reports to shareholders" aggregated $10,218, of which $8,687 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

C. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2009, there were two shareholders who held approximately 16% and 16%, respectively, of the outstanding shares of the Fund.

D. Participation in the Treasury's Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") established by the U.S. Department of the Treasury (the "Treasury").

The Program is designed to protect the value of accounts in the Fund as of the close of business on September 19, 2008. According to the terms of the Program, any investment made by a shareholder after September 19, 2008 in excess of the amount held in the account as of the close of business on that date will not be covered by the Program. Any purchase of the shares of the Fund for an account opened after September 19, 2008 will also not be covered under the Program. The Program guarantee will apply to the lesser of (i) the number of shares held in an account as of the close of business on September 19, 2008, or (ii) the number of shares held in the account on the date the Program guarantee is triggered. Subject to certain conditions and limitations, the Program guarantee is triggered if the Fund's net asset value falls below $0.995 and the Fund is liquidated. Guarantee payments under the Program will not exceed the amount available within the Treasury's Exchange Stabilization Fund ("ESF") on the date of payment.

The Fund bears the expenses of participating in the Program. The expense is determined by the product of (i) the number of shares outstanding of each class as of September 19, 2008 valued at $1.00; and (ii) the applicable Program participation fee rate, which is based upon the market-based net asset value outstanding of each share class as of September 19, 2008. For the initial period ending December 18, 2008, the Program participation fee was equal to 0.01%. For the coverage under the Program beginning on December 19, 2008 and ending on April 30, 2009, the Program participation fee was equal to 0.015%. For the coverage under the Program beginning on May 1, 2009 and ending September 18, 2009, the Program participation fee is equal to 0.015%. This expense is being amortized over the length of the participation in the Program and is included in "Temporary guarantee program participation fee" expense on the Statement of Operations. For the period from January 1, 2009 through June 30, 2009, the Fund has accrued $918,401. This expense is borne by the Fund without regard to any expense limitation currently in effect for the Fund. The Program is set to terminate on September 18, 2009.

Neither the Fund nor Deutsche Investment Management Americas Inc., the Fund's investment advisor, are in any manner approved, endorsed, sponsored or authorized by the Treasury.

E. Review for Subsequent Events

In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Fund as of June 30, 2009, events and transactions from July 1, 2009 through August 25, 2009, the date the financial statements were available to be issued, have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Fund's financial statements through this date.

(The following financial statements of the Cash Management Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2009 (Unaudited)

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 13.8%
African Development Bank, 3.75%, 1/15/2010	13,000,000	13,142,815
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.45%, 9/18/2009	135,000,000	135,000,000
1.0%, 7/6/2009	192,000,000	192,000,000
1.0%, 7/10/2009	81,000,000	81,000,000
BNP Paribas:
0.82%, 11/5/2009	334,000,000	334,000,000
0.84%, 8/3/2009	300,000,000	300,000,000
0.84%, 8/7/2009	50,000,000	50,000,000
1.0%, 8/10/2009	150,000,000	150,000,000
Caixa Gerald de Deposits SA, 1.11%, 7/15/2009	50,000,000	50,000,000
Canadian Imperial Bank of Commerce, 0.85%, 7/8/2009	48,400,000	48,400,000
DnB NOR Bank ASA:
0.8%, 7/8/2009	48,400,000	48,400,000
0.97%, 8/17/2009	380,000,000	380,000,000
Indias Scannable SpA, 0.395%, 9/2/2009	180,000,000	180,000,000
Kingdom of Sweden, 1.0%, 4/26/2010	35,600,000	35,683,109
Kreditanstalt fuer Wiederaufbau:
4.5%, 9/21/2009	43,560,000	43,941,438
5.0%, 6/1/2010	54,639,000	56,772,865
Landwirtschaftliche Rentenbank, 2.625%, 2/26/2010	100,000,000	101,138,462
Mizuho Corporate Bank Ltd.:
0.42%, 9/9/2009	75,000,000	75,000,000
0.5%, 8/14/2009	100,000,000	100,000,000
0.7%, 8/5/2009	140,000,000	140,000,000
0.85%, 7/20/2009	78,500,000	78,500,000
National Australia Bank Ltd.:
0.78%, 11/12/2009	200,000,000	200,000,000
0.81%, 11/13/2009	200,000,000	200,000,000
Procter & Gamble Co., 6.875%, 9/15/2009	15,000,000	15,203,563
Societe Generale:
0.83%, 8/3/2009	200,000,000	200,001,829
0.85%, 8/10/2009	100,000,000	100,000,000
0.92%, 8/6/2009	100,000,000	100,006,957
Svenska Handelsbanken AB, 0.855%, 11/4/2009	100,000,000	100,001,743
Toronto-Dominion Bank:
0.75%, 2/8/2010	179,500,000	179,500,000
1.15%, 8/17/2009	69,000,000	69,004,475
Wal-Mart Stores, Inc.:
5.321%, 6/1/2010	148,500,000	154,811,930
6.875%, 8/10/2009	44,510,000	44,830,472
Westpac Banking Corp., 0.8%, 7/13/2009	175,000,000	175,000,581
Total Certificates of Deposit and Bank Notes (Cost $4,131,340,239)		4,131,340,239

Commercial Paper 41.3%
Issued at Discount**
Antalis US Funding Corp.:
144A, 0.47%, 8/14/2009	84,000,000	83,951,747
144A, 0.8%, 7/9/2009	15,000,000	14,997,333
ASB Finance Ltd.:
0.9%, 12/9/2009	77,000,000	76,690,075
144A, 1.03%, 8/17/2009	57,500,000	57,422,678
1.2%, 3/12/2010	20,000,000	19,830,667
BNP Paribas Finance, Inc.:
0.1%, 7/1/2009	42,152,000	42,152,000
0.24%, 7/20/2009	16,750,000	16,747,878
0.25%, 7/15/2009	25,000,000	24,997,569
0.7%, 7/8/2009	65,900,000	65,891,030
BNZ International Funding Ltd.:
144A, 0.4%, 9/3/2009	65,000,000	64,953,778
144A, 1.0%, 8/14/2009	118,000,000	117,855,778
BP Capital Markets PLC:
0.41%, 7/8/2009	75,000,000	74,994,021
0.76%, 10/13/2009	72,800,000	72,641,666
1.0%, 10/22/2009	77,100,000	76,911,234
Caisse D'Amortissement de la Dette Sociale:
0.48%, 12/22/2009	25,000,000	24,942,000
0.6%, 12/22/2009	5,000,000	4,985,500
0.65%, 7/13/2009	56,000,000	55,987,867
0.65%, 3/12/2010	124,500,000	123,929,029
0.7%, 7/8/2009	85,000,000	84,988,431
0.7%, 1/8/2010	128,500,000	128,022,765
0.82%, 8/27/2009	84,000,000	83,890,940
1.05%, 9/9/2009	150,000,000	149,693,750
Cancara Asset Securitisation LLC:
144A, 0.35%, 7/10/2009	85,000,000	84,992,562
144A, 0.35%, 7/17/2009	300,000,000	299,953,333
Citibank Omni Master Trust, 144A, 0.77%, 7/1/2009	201,350,000	201,350,000
Coca-Cola Co.:
144A, 0.52%, 7/6/2009	84,700,000	84,693,883
144A, 0.575%, 7/7/2009	75,000,000	74,992,813
144A, 0.65%, 8/12/2009	30,500,000	30,476,871
Colgate Palmolive Co., 0.25%, 7/2/2009	1,300,000	1,299,991
Danske Corp.:
144A, 0.33%, 8/4/2009	140,000,000	139,956,367
144A, 0.6%, 1/11/2010	37,000,000	36,880,367
Dexia Delaware LLC:
0.24%, 7/1/2009	167,000,000	167,000,000
0.5%, 7/17/2009	100,000,000	99,977,778
DnB NOR Bank ASA:
144A, 0.78%, 7/7/2009	150,000,000	149,980,500
144A, 0.83%, 9/9/2009	175,000,000	174,717,569
Eli Lilly & Co., 144A, 0.75%, 10/5/2009	100,000,000	99,800,000
General Electric Capital Corp.:
0.29%, 7/23/2009	100,000,000	99,982,278
1.2%, 8/31/2009	200,000,000	199,593,333
General Electric Capital Services, Inc., 0.8%, 11/2/2009	98,750,000	98,477,889
Gotham Funding Corp., 144A, 0.6%, 7/6/2009	28,000,000	27,997,667
Grampian Funding LLC, 144A, 0.45%, 7/17/2009	140,000,000	139,972,000
ING (US) Funding LLC, 0.68%, 7/14/2009	60,000,000	59,985,267
Johnson & Johnson:
144A, 0.21%, 9/10/2009	50,000,000	49,979,292
144A, 0.22%, 9/24/2009	80,000,000	79,958,444
144A, 0.24%, 7/7/2009	50,000,000	49,998,000
144A, 0.25%, 10/26/2009	100,000,000	99,918,750
144A, 0.29%, 10/26/2009	200,000,000	199,811,500
144A, 0.3%, 7/22/2009	84,100,000	84,085,282
144A, 0.32%, 12/14/2009	200,000,000	199,704,889
144A, 0.35%, 7/29/2009	150,000,000	149,959,167
144A, 0.37%, 7/27/2009	100,000,000	99,973,278
144A, 0.45%, 8/3/2009	100,000,000	99,958,750
144A, 0.47%, 8/31/2009	150,000,000	149,880,542
144A, 0.5%, 8/24/2009	50,000,000	49,962,500
144A, 0.5%, 8/26/2009	100,000,000	99,922,222
Kreditanstalt fuer Wiederaufbau:
144A, 0.16%, 7/6/2009	2,650,000	2,649,941
144A, 0.26%, 12/22/2009	1,850,000	1,847,675
144A, 0.26%, 12/23/2009	1,586,000	1,583,995
144A, 0.28%, 7/27/2009	60,500,000	60,487,766
144A, 0.6%, 8/27/2009	100,000,000	99,905,000
144A, 0.75%, 9/3/2009	80,000,000	79,893,333
Market Street Funding LLC:
144A, 0.35%, 7/23/2009	31,000,000	30,993,369
144A, 0.65%, 7/6/2009	78,891,000	78,883,878
144A, 0.67%, 7/8/2009	58,100,000	58,092,516
Microsoft Corp.:
144A, 0.15%, 7/15/2009	50,000,000	49,997,083
0.2%, 9/10/2009	50,000,000	49,980,278
0.2%, 9/23/2009	50,000,000	49,976,667
144A, 0.38%, 8/6/2009	50,000,000	49,981,000
144A, 0.4%, 8/6/2009	50,000,000	49,980,000
National Australia Funding (Delaware), Inc., 144A, 0.47%, 7/17/2009	4,489,000	4,488,062
Nestle Capital Corp., 144A, 0.6%, 2/16/2010	100,000,000	99,616,667
New York Life Capital Corp.:
144A, 0.3%, 7/14/2009	30,010,000	30,006,749
144A, 0.3%, 7/17/2009	75,045,000	75,034,994
144A, 0.31%, 8/7/2009	75,030,000	75,006,095
144A, 0.35%, 7/10/2009	85,000,000	84,992,562
Nieuw Amsterdam Receivables Corp., 144A, 0.43%, 7/1/2009	469,000,000	469,000,000
NRW.Bank:
0.49%, 8/12/2009	65,250,000	65,212,699
0.5%, 8/7/2009	56,000,000	55,971,222
0.54%, 10/23/2009	48,000,000	47,917,920
0.6%, 11/12/2009	65,250,000	65,104,275
0.67%, 10/15/2009	120,000,000	119,763,267
Pepsico, Inc., 144A, 0.2%, 7/10/2009	5,000,000	4,999,750
Pfizer, Inc.:
144A, 0.22%, 7/28/2009	126,108,000	126,087,192
0.235%, 8/12/2009	100,000,000	99,972,583
Procter & Gamble International Funding SCA:
144A, 0.22%, 10/9/2009	180,000,000	179,890,000
144A, 0.62%, 8/10/2009	100,000,000	99,931,111
144A, 0.62%, 8/11/2009	100,000,000	99,929,389
Rabobank USA Financial Corp., 0.74%, 7/15/2009	233,700,000	233,632,746
Romulus Funding Corp., 144A, 0.9%, 7/6/2009	15,000,000	14,998,125
Salisbury Receivables Co., LLC, 144A, 0.28%, 7/2/2009	100,000,000	99,999,222
Sanpaolo IMI US Financial Co.:
0.37%, 9/15/2009	200,000,000	199,843,778
0.79%, 7/7/2009	55,000,000	54,992,758
0.8%, 7/6/2009	99,950,000	99,938,894
Scaldis Capital LLC:
0.52%, 7/14/2009	75,000,000	74,985,917
0.55%, 7/14/2009	67,000,000	66,986,693
Societe Generale North America, Inc.:
0.13%, 7/1/2009	95,192,000	95,192,000
0.44%, 9/25/2009	75,000,000	74,921,167
0.5%, 9/15/2009	120,000,000	119,873,333
0.75%, 10/30/2009	113,500,000	113,213,885
0.8%, 7/15/2009	63,314,000	63,294,302
Starbird Funding Corp.:
144A, 0.3%, 7/7/2009	15,593,000	15,592,220
144A, 0.3%, 7/15/2009	75,000,000	74,991,250
144A, 0.385%, 9/15/2009	75,216,000	75,154,866
144A, 0.7%, 7/31/2009	40,000,000	39,976,667
144A, 0.73%, 7/7/2009	9,000,000	8,998,905
144A, 0.8%, 7/1/2009	50,000,000	50,000,000
144A, 0.83%, 7/17/2009	60,000,000	59,977,867
144A, 0.83%, 7/21/2009	50,000,000	49,976,944
Straight-A Funding LLC:
144A, 0.26%, 7/14/2009	18,007,000	18,005,309
144A, 0.27%, 7/28/2009	50,000,000	49,989,875
144A, 0.32%, 7/20/2009	25,000,000	24,995,778
144A, 0.35%, 8/24/2009	50,000,000	49,973,750
144A, 0.35%, 8/27/2009	25,000,000	24,986,146
144A, 0.36%, 8/24/2009	100,000,000	99,946,000
144A, 0.36%, 8/25/2009	50,000,000	49,972,500
144A, 0.36%, 8/27/2009	92,000,000	91,947,560
144A, 0.37%, 9/2/2009	50,000,000	49,967,625
144A, 0.37%, 9/9/2009	205,584,000	205,436,093
144A, 0.37%, 9/10/2009	58,250,000	58,207,494
144A, 0.37%, 9/16/2009	288,730,000	288,501,503
144A, 0.37%, 9/24/2009	30,000,000	29,973,792
144A, 0.5%, 8/7/2009	50,000,000	49,974,306
Swedbank AB:
144A, 0.81%, 3/30/2010	117,500,000	116,780,900
144A, 0.82%, 2/19/2010	160,700,000	159,847,129
144A, 0.86%, 6/3/2010	120,000,000	119,033,933
144A, 0.89%, 5/28/2010	117,700,000	116,736,854
144A, 0.99%, 5/11/2010	100,000,000	99,136,500
144A, 1.02%, 6/24/2010	22,000,000	21,776,847
144A, 1.07%, 6/10/2010	25,000,000	24,744,389
144A, 1.09%, 6/14/2010	104,000,000	102,904,187
Tempo Finance Corp., 144A, 0.35%, 7/9/2009	50,000,000	49,996,111
Total Capital Canada Ltd.:
144A, 0.29%, 8/12/2009	60,000,000	59,979,700
144A, 0.52%, 7/8/2009	31,400,000	31,396,825
144A, 0.52%, 7/9/2009	156,000,000	155,981,973
Toyota Motor Credit Corp., 0.12%, 7/1/2009	25,407,000	25,407,000
United Parcel Service, Inc.:
144A, 0.25%, 7/1/2009	5,000,000	5,000,000
144A, 0.31%, 7/1/2009	50,000,000	50,000,000
144A, 0.41%, 7/28/2009	100,000,000	99,969,250
Victory Receivables Corp.:
144A, 0.32%, 7/16/2009	11,000,000	10,998,533
144A, 0.38%, 8/20/2009	157,862,000	157,778,684
144A, 0.4%, 9/17/2009	150,000,000	149,870,000
144A, 0.42%, 9/15/2009	200,000,000	199,822,667
144A, 0.5%, 8/5/2009	181,137,000	181,048,947
Westpac Banking Corp., 0.74%, 9/24/2009	50,000,000	49,912,639
Total Commercial Paper (Cost $12,385,390,196)		12,385,390,196
Government & Agency Obligations 13.5%
Foreign Government Obligations 1.4%
Government of Canada:
0.21%, 7/7/2009	102,500,000	102,496,413
0.33%, 2/9/2010	1,134,000	1,131,682
0.5%, 7/7/2009	32,670,000	32,667,278
0.5%, 7/8/2009	39,500,000	39,496,160
0.85%, 11/19/2009	146,500,000	146,012,277
0.9%, 11/30/2009	86,250,000	85,922,250
		407,726,060
US Government Sponsored Agencies 4.5%
Federal Home Loan Bank:
0.31%*, 5/28/2010	150,000,000	150,000,000
0.33%*, 5/21/2010	300,000,000	300,000,000
0.39%*, 10/15/2009	100,000,000	100,000,000
0.409%**, 8/5/2009	8,764,000	8,760,421
Federal Home Loan Mortgage Corp.:
0.535%**, 8/3/2009	365,000,000	364,815,979
0.594%**, 9/28/2009	100,000,000	99,851,667
Federal National Mortgage Association:
0.475%**, 7/20/2009	60,000,000	59,984,167
0.5%**, 7/1/2009	190,700,000	190,700,000
0.686%**, 12/4/2009	19,545,000	19,486,561
3.25%, 2/10/2010	33,353,000	33,929,636
		1,327,528,431
US Treasury Obligations 7.6%
US Treasury Bills:
0.06%**, 7/2/2009	4,987,000	4,986,992
0.105%**, 8/27/2009	1,979,000	1,978,671
0.15%**, 8/20/2009	7,000,000	6,998,542
0.165%**, 7/23/2009	1,987,000	1,986,800
0.165%**, 7/30/2009	1,472,000	1,471,804
0.165%**, 9/17/2009	962,000	961,656
0.27%**, 12/10/2009	1,817,000	1,814,792
0.3%**, 7/23/2009	481,575,000	481,486,711
0.335%**, 12/17/2009	5,006,000	4,998,127
0.345%**, 7/30/2009	194,550,000	194,495,932
0.4%**, 8/6/2009	150,000,000	149,940,000
0.435%**, 9/10/2009	44,990,000	44,951,402
0.445%**, 8/6/2009	5,453,000	5,450,573
0.46%**, 8/27/2009	113,650,000	113,567,225
0.605%**, 11/19/2009	300,000,000	299,289,125
0.675%**, 3/11/2010	32,257,000	32,103,981
0.69%**, 2/11/2010	150,000,000	149,353,125
0.7%**, 3/11/2010	130,000,000	129,360,472
0.705%**, 12/17/2009	150,000,000	149,503,563
US Treasury Notes:
2.875%, 6/30/2010	300,000,000	306,697,078
3.625%, 10/31/2009	200,000,000	202,228,533
		2,283,625,104
Total Government & Agency Obligations (Cost $4,018,879,595)		4,018,879,595

Short-Term Notes* 10.8%
Australia & New Zealand Banking Group Ltd.:
144A, 0.561%, 7/10/2009	96,000,000	96,000,000
144A, 0.886%, 7/2/2009	116,900,000	116,899,986
Commonwealth Bank of Australia, 144A, 0.71%, 6/24/2010	122,500,000	122,500,000
Credit Agricole SA, 144A, 0.565%, 7/22/2009	296,500,000	296,500,000
Dexia Credit Local, 1.012%, 4/18/2011	115,000,000	115,021,899
General Electric Capital Corp.:
0.355%, 9/24/2009	135,000,000	135,000,000
0.749%, 12/15/2009	3,314,000	3,314,510
Inter-American Development Bank, 0.795%, 2/19/2010	302,300,000	302,300,000
International Bank for Reconstruction & Development:
0.956%, 2/8/2010	25,000,000	25,018,319
0.989%, 2/1/2010	221,000,000	221,000,000
Kreditanstalt fuer Wiederaufbau, 1.151%, 1/21/2010	260,000,000	260,000,000
Procter & Gamble International Funding SCA:
0.996%, 5/7/2010	100,000,000	100,000,000
1.175%, 7/6/2009	15,000,000	14,999,993
Queensland Treasury Corp., 0.68%, 6/18/2010	180,000,000	180,000,000
Rabobank Nederland NV:
144A, 0.56%, 4/7/2011	278,000,000	278,000,000
144A, 1.176%, 10/9/2009	179,250,000	179,250,000
144A, 1.225%, 5/19/2010	155,594,000	156,244,560
Royal Bank of Canada, 144A, 0.739%, 7/15/2009	171,500,000	171,500,015
Royal Bank of Scotland PLC, 0.766%, 5/21/2010	180,000,000	180,000,000
Societe Generale, 0.812%, 4/19/2010	275,000,000	275,000,000
Total Short-Term Notes (Cost $3,228,549,282)		3,228,549,282

Time Deposits 17.9%
ABN AMRO Bank NV, 0.1%, 7/1/2009	296,000,000	296,000,000
Banque Federative du Credit Mutuel, 0.3%, 7/1/2009	700,000,000	700,000,000
Branch Banking & Trust Co., 0.02%, 7/1/2009	500,000,000	500,000,000
Calyon, 0.125%, 7/1/2009	600,000,000	600,000,000
Citibank NA, 0.06%, 7/1/2009	190,267,036	190,267,036
Dexia Credit Local, 0.43%, 7/30/2009	500,000,000	500,000,000
HSBC Bank PLC, 0.25%, 7/1/2009	300,000,000	300,000,000
JP Morgan Chase Bank NA, 0.01%, 7/1/2009	700,000,000	700,000,000
KBC Bank NV, 0.07%, 7/1/2009	600,000,000	600,000,000
Nordea Bank Finland PLC, 0.07%, 7/1/2009	555,000,000	555,000,000
US Bank NA, 0.01%, 7/1/2009	406,057,000	406,057,000
Total Time Deposits (Cost $5,347,324,036)		5,347,324,036

Municipal Bonds and Notes 0.8%
Blount County, TN, Public Building Authority, Local Government Public Improvement, Series E-5-A, 0.29%***, 6/1/2030, Branch Banking & Trust (a)	14,495,000	14,495,000
Colorado, Housing & Finance Authority, Single Family Program, Series I-A1, 1.65%***, 11/1/2034	25,400,000	25,400,000
Connecticut, State Health & Educational Revenue, Yale University:
0.28%, 9/17/2009	20,150,000	20,137,775
0.4%, 11/13/2009	13,500,000	13,479,750
0.45%, 11/20/2009	40,000,000	39,929,000
0.72%, 7/8/2009	20,000,000	19,997,200
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 0.7%***, 8/1/2019, LaSalle Bank NA (a)	1,765,000	1,765,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw Tretam & Co. Project, AMT, 0.7%***, 8/1/2027, LaSalle Bank NA (a)	3,180,000	3,180,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 0.6%***, 6/1/2022, LaSalle Bank NA (a)	4,900,000	4,900,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.25%***, 10/1/2034, Bank of America NA (a)	13,700,000	13,700,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane, Series A, 0.24%***, 5/15/2037	16,250,000	16,250,000
New York, NY, General Obligation, Series J14, 0.55%***, 8/1/2019	2,200,000	2,200,000
North Texas, Higher Education Authority, Inc., Student Loan Revenue, Series A, AMT, 0.48%***, 12/1/2038, Lloyds TSB Bank PLC (a)	8,600,000	8,600,000
Texas, Alliance Airport Authority, Inc., Special Facilities Revenue, Series 2088, 144A, AMT, 0.29%***, 4/1/2021	24,570,000	24,570,000
University of Chicago, 0.45%, 9/11/2009	21,500,000	21,480,650
Washington, State Housing Finance Commission, Multi-Family Revenue, Merrill Gardens at Tacoma, Series A, AMT, 0.4%***, 9/15/2040, Bank of America NA (a)	3,000,000	3,000,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.42%***, 3/1/2033	18,020,000	18,020,000
Total Municipal Bonds and Notes (Cost $251,104,375)		251,104,375

Repurchase Agreements 1.9%
BNP Paribas, 0.01%, dated 6/30/2009, to be repurchased at $150,266,292 on 7/1/2009 (b)	150,266,250	150,266,250
BNP Paribas, 0.04%, dated 06/30/2009, to be repurchased at $260,706,922 on 7/1/2009 (c)	260,706,632	260,706,632
JPMorgan Securities, Inc., 0.08%, dated 6/30/2009, to be repurchased at $9,481,210 on 7/1/2009 (d)	9,481,189	9,481,189
The Goldman Sachs & Co., 0.05%, dated 6/30/2009 to be repurchased at $147,963,206 on 7/1/2009 (e)	147,963,000	147,963,000
Total Repurchase Agreements (Cost $568,417,071)		568,417,071
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $29,931,004,794)+	100.0	29,931,004,794
Other Assets and Liabilities, Net	0.0	13,273,776
Net Assets	100.0	29,944,278,570
* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2009.
** Annualized yield at time of purchase; not a coupon rate.
*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2009.
+ The cost for federal income tax purposes was $29,931,004,794.
(a) Security incorporates a letter of credit from the bank listed.
(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
31,982,300	US Treasury Bills	Zero Coupon	9/3/2009-3/11/2010	31,938,887
10,076,400	US Treasury Bonds	7.25-7.625	8/15/2022-2/15/2025	13,944,765
103,564,200	US Treasury Notes	1.125-4.875	5/31/2010-5/15/2019	107,388,024
Total Collateral Value				153,271,676
(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
91,320,816	Federal Home Loan Mortgage Corp.	4.0-6.0	8/1/2037-7/1/2039	94,145,044
129,070,849	Federal National Mortgage Association	5.0-6.5	2/1/2024-8/1/2047	135,637,559
36,272,920	Government National Mortgage Association	6.0-7.0	2/15/2038-9/20/2038	38,369,062
Total Collateral Value				268,151,665
(d) Collateralized by $74,471,419 Federal National Mortgage Association — Interest Only, with various coupon rates from 4.5-9.5%, with various maturity dates of 12/1/2018-7/25/2038 with a value of $9,766,118.
(e) Collateralized by $145,415,582 Federal Home Loan Mortgage Corp., 5.5%, maturing on 11/1/2037 with a value of $150,922,260.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3
Short-Term Investments (f)	$ —	$ 29,931,004,794	$ —
Total	$ —	$ 29,931,004,794	$ —
(f) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments in securities, valued at amortized cost	$ 29,931,004,794
Receivable for investments sold	400,000
Interest receivable	15,890,479
Other assets	385,004
Total assets	29,947,680,277
Liabilities
Cash overdraft	5,364
Accrued management fee	2,316,849
Other accrued expenses and payables	1,079,494
Total liabilities	3,401,707
Net assets, at value	$ 29,944,278,570

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Interest	$ 120,155,532
Expenses: Management fee	18,202,785
Administration fee	4,369,485
Custodian fee	380,586
Professional fees	137,182
Trustees' fees and expenses	324,182
Other	387,889
Total expenses before expense reductions	23,802,109
Expense reductions	(4,867,675)
Total expenses after expense reductions	18,934,434
Net investment income	101,221,098
Net realized gain (loss)	615,843
Net increase (decrease) in net assets resulting from operations	$ 101,836,941

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income	$ 101,221,098	$ 927,165,099
Net realized gain (loss)	615,843	(6,875,939)
Net increase (decrease) in net assets resulting from operations	101,836,941	920,289,160
Capital transactions in shares of beneficial interest: Proceeds from capital invested	128,267,767,295	373,665,603,010
Value of capital withdrawn	(128,078,515,196)	(378,671,753,786)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	189,252,099	(5,006,150,776)
Increase (decrease) in net assets	291,089,040	(4,085,861,616)
Net assets at beginning of period	29,653,189,530	33,739,051,146
Net assets at end of period	$ 29,944,278,570	$ 29,653,189,530

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29,944	29,653	33,739	8,877	9,931	9,812
Ratio of expenses before expense reductions (%)	.16*	.17	.17	.20	.21	.21
Ratio of expenses after expense reductions (%)	.13*	.13	.14	.18	.18	.18
Ratio of net investment income (%)	.69*	2.85	5.14	4.83	3.08	1.22
Total Return (%)[b,c]	.34**	2.81	5.31	4.97	3.15	1.26
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Cash Management Portfolio (the ``Portfolio'') is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as an open-end management investment company organized as a New York business trust.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2009, Cash Management Fund Institutional, Cash Reserves Fund Institutional, Cash Reserves Fund Prime Series and DWS Money Market Series owned approximately 9%, 12%, 5% and 72%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. The Portfolio's securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Investments in open-end investment companies are valued at their net asset value each business day.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2008 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor") is an indirect, wholly owned subsidiary of Deutsche Bank AG, and the Advisor for the master portfolio.

Under the Advisor Agreement, the Portfolio pays the Advisor a monthly Management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.150%
Next $4.5 billion of such net assets	.133%
Over $7.5 billion of such net assets	.120%

For the period from January 1, 2009 through July 29, 2010, the Advisor has contractually agreed to reimburse or pay certain operating expenses at 0.15% of the Portfolio's average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

In addition, the Advisor has voluntarily agreed to maintain total operating expenses at 0.13% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest). The amount of the waiver and whether the Advisor waives a portion of its fee may vary at any time without notice to shareholders.

For the six months ended June 30, 2009, the Advisor waived a portion of its management fee aggregating $4,867,446 and the amount charged aggregated $13,335,339, which was equivalent to an annualized effective rate of 0.09% of the Portfolio's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2009, the Administration Fee was $4,369,485, of which $749,422 is unpaid.

Trustees'/Directors' Fees and Expenses. The Portfolio paid each Trustee/Director not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

C. Fee Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended June 30, 2009, the Portfolio's custodian fee was reduced by $229 for custody credits earned.

D. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 5 percent of its net assets under the agreement.

E. Review for Subsequent Events

In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Fund as of June 30, 2009, events and transactions from July 1, 2009 through August 25, 2009, the date the financial statements were available to be issued, have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Fund's financial statements through this date.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 24, 2008

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2008, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 129 Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

September 29, 2008

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS Funds, taking onto account a proposal to pass through to the funds certain fund accounting-related charges in connection with new regulatory requirements. My evaluation considered the following:

• While the proposal would alter the services to be provided under the Administration Agreement, which I consider to be part of fund management under the Order, it is my opinion that the change in services is slight and that the scope of prospective services under the combination of the Advisory and Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• While the proposal would increase fund expenses, according to a pro forma analysis performed by management, the prospective effect is less than .01% for all but seven of the DeAM Funds' 438 active share classes, and in all cases the effect is less than .03% and overall expenses would remain reasonable in my opinion.

Based on the foregoing considerations, in my opinion the fees and expenses for all of the DWS Funds will remain reasonable if the Directors adopt this proposal.

Thomas H. Mack

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site

moneyfunds.deam-us.db.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about the funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Nasdaq Symbol	BIRXX
CUSIP Number	23339C 826
Fund Number	500

Privacy Statement

Dear Valued Client:

We want to make sure you know our policy regarding the way in which our clients' private information is handled at DWS Investments. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above, and additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2008

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Cash Reserves Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Cash Reserves Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 25, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 25, 2009